Acquisitions (Details) - Summary of Unaudited Pro Forma Information - Previously Reported [Member] - Maestro [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Acquisitions (Details) - Summary of Unaudited Pro Forma Information [Line Items]
Proforma revenue	$ 40,406,192
Proforma net loss	$ (39,774,661)